Leases - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Presentation of leases for lessee [abstract]
Total cash outflow for leases	¥ 2,294	¥ 2,318